Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Interest-bearing Loans and Borrowings

Million US dollar	31 December 2023	31 December 2022
Unsecured bond issues	71 896	76 798
Lease liabilities	2 126	1 963
Unsecured other loans	119	95
Secured bank loans	23	24
Non-current interest-bearing loans and borrowings	74 163	78 880

Unsecured bond issues	2 514	-
Lease liabilities	703	529
Secured bank loans	392	369
Unsecured bank loans	182	100
Unsecured other loans	196	30
Current interest-bearing loans and borrowings	3 987	1 029

Interest-bearing loans and borrowings	78 150	79 909

Summary of total principal amount repurchased in the tender offer	The total principal amount repurchased in the tender offers is set out in the table below:

Date of redemption	Issuer (abbreviated)	Title of series of notes partially repurchased	Currency	Original principal amount outstanding (in million)	Principal amount repurchased (in million)	Principal amount not repurchased (in million)
5 December 2023	ABISA	2.850% Notes due 2037	GBP	411	163	248
5 December 2023	ABIWW	3.750% Notes due 2042	USD	471	121	350
5 December 2023	ABIWW	4.600% Notes due 2060	USD	497	150	347
5 December 2023	ABIWW	4.500% Notes due 2050	USD	1 567	465	1 102
5 December 2023	ABIWW	4.600% Notes due 2048	USD	2 179	1 124	1 055
5 December 2023	ABIWW and ABC	3.650% Notes due 2026	USD	3 491	1 237	2 254
5 December 2023	ABIFI	4.000% Notes due 2043	USD	404	64	340

Summary of Reconciliation of Net Debt
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	31 December 2023	31 December 2022
Non-current interest-bearing loans and borrowings	74 163	78 880
Current interest-bearing loans and borrowings	3 987	1 029
Interest-bearing loans and borrowings	78 150	79 909

Bank overdrafts	17	83
Cash and cash equivalents	(10 332)	(9 973)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(168)	(183)
Debt securities (included within Investment securities)	(94)	(123)
Net debt	67 573	69 713

Summary of Changes in the Company's Liabilities Arising from Financing Activities

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance at 1 January 2023	78 880	1 029
Proceeds from borrowings	59	143
Repayments of borrowings	(3 004)	(94)
Capitalization / (payment) of lease liabilities	686	(458)
Amortized cost	61	-
Unrealized foreign exchange effects	909	83
Current portion of long-term debt	(3 113)	3 113
(Gain)/Loss on bond redemption and other movements	(316)	171
Balance at 31 December 2023	74 163	3 987

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance at 1 January 2022	87 369	1 408
Proceeds from borrowings	74	17
Repayments of borrowings	(6 698)	(567)
Capitalization / (payment) of lease liabilities	794	(519)
Amortized cost	63	-
Unrealized foreign exchange effects	(1 776)	(6)
Current portion of long-term debt	(617)	617
(Gain)/Loss on bond redemption and other movements	(329)	79
Balance at 31 December 2022	78 880	1 029
.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long- term debt
Balance at 1 January 2021	95 478	3 081
Proceeds from borrowings	148	306
Payments on borrowings	(6 735)	(2 230)
Capitalization / (payment) of lease liabilities	697	(547)
Amortized cost	64	-
Unrealized foreign exchange effects	(2 149)	(88)
Current portion of long-term debt	(875)	875
(Gain)/Loss on bond redemption and other movements	741	10
Balance at 31 December 2021	87 369	1 408